Long-Term Debt and Notes Payable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	6 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Letter of credit, first lien	$ 950.0
Senior Notes [Member]
Debt Instrument [Line Items]
Issue of second-lien seven-year senior secured notes	500.0	500.0
Tangible equity units, aggregate principal amount	47.5	40.5
Unsecured bilateral letters of credit [Member]
Debt Instrument [Line Items]
Letter of credit outstanding borrowings				96.9
Letter of Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit, first lien	400.0
Line of credit aggregate borrowing capacity		100.0
Term Loan [Member]
Debt Instrument [Line Items]
Letter of credit, first lien	300.0
Tangible Equity Units [Member]
Debt Instrument [Line Items]
Issue of tangible equity units	287.5
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized issuance fees recognized as expenses			28.0
Line of credit aggregate borrowing capacity		950.0
Letter of credit outstanding borrowings		$ 214.3